Stockholders' Equity (Details Narrative) - USD ($)				3 Months Ended		12 Months Ended
	Jan. 29, 2021	Oct. 16, 2020	Jul. 15, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 25, 2020	Mar. 24, 2020	Feb. 09, 2018
Private placement offering	$ 3,300,000
Proceeds from warrant exercise				$ 1,690,604		$ 250,000
Common stock, shares authorized				250,000,000		250,000,000	250,000,000
Common stock, shares, issued				25,685,981		14,471,403	8,015,756
Common stock, shares, outstanding				25,685,981		14,471,403	8,015,756
Preferred stock, par value				$ 0.001		$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized				30,000,000		30,000,000	30,000,000	30,000,000	0
Stock issued for services, value							$ 738,300
Employees [Member]
Stock issued for services, shares				1,262,872
Stock issued for services, value				$ 3,292,190
Vendors [Member]
Stock issued for services, shares				943,000
Stock issued for services, value				$ 2,036,335
Omnibus Incentive Plan [Member]
Stock issued during period, shares			1,764,705
Share-based compensation arrangement by share-based payment award, number of shares authorized				287,659						1,764,705
Maximum [Member]
Preferred stock, shares authorized								30,000,000
Series B Convertible Preferred Stock [Member]
Preferred stock, par value		$ 0.001
Preferred stock, shares authorized		1,000,000
Series B Preferred Stock [Member]
Preferred stock, par value				$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized				1,000,000		1,000,000	1,000,000
Preferred stock, shares, issued				764,618		764,618	0
Preferred stock, shares, outstanding				764,618		764,618	0
Warrant [Member]
Share exercised				880,798
Proceeds from warrant exercise				$ 1,690,604
Common Stock [Member]
Common stock, shares authorized						250,000,000	250,000,000
Common stock, shares, issued						14,471,403	8,015,756
Common stock, shares, outstanding						14,471,403	8,015,756
Stock issued for services, shares							291,736
Stock issued for services, value							$ 292
Common Stock [Member] | Series B Convertible Preferred Stock [Member] | Maximum [Member]
Stock issued during period, shares		1,000,000
Securities Purchase Agreement [Member]
Warrant term	5 years
Securities Purchase Agreement [Member] | Restricted Common Stock [Member]
Non option shares issued	1,500,000